CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Cash and Cash Equivalents (Details) ₽ in Millions, $ in Millions	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Cash and Cash Equivalents
Cash	₽ 34,012	$ 457.8	₽ 60,006
Cash equivalents:
Bank deposits	45,214	608.6	72,369
Other cash equivalents	49	0.7	23
Total cash and cash equivalents	₽ 79,275	$ 1,067.1	₽ 132,398	$ 1,782.1	₽ 56,415	₽ 68,798